Shareholder Report, Holdings (Details)	May 31, 2026
C000142693 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000142693 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000142693 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000142693 [Member] | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000142693 [Member] | Keyera Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000142693 [Member] | Plains GP Holdings LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000142693 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
C000142693 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[1]
C000142693 [Member] | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[1]
C000142693 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[1]
C000142693 [Member] | Water Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142693 [Member] | Oil Field Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142693 [Member] | Upstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142693 [Member] | Crude Oil And Refined Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142693 [Member] | Refiners [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142693 [Member] | Canadian Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142693 [Member] | Natural Gas Transportation And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000142693 [Member] | Natural Gas Gatherers And Processors [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000142693 [Member] | Large Cap MLP [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000142693 [Member] | Large Cap Diversified C Corps [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000142693 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142692 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000142692 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000142692 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000142692 [Member] | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000142692 [Member] | Keyera Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000142692 [Member] | Plains GP Holdings LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
C000142692 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
C000142692 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[2]
C000142692 [Member] | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[2]
C000142692 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[2]
C000142692 [Member] | Water Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142692 [Member] | Oil Field Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142692 [Member] | Upstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142692 [Member] | Crude Oil And Refined Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142692 [Member] | Refiners [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142692 [Member] | Canadian Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142692 [Member] | Natural Gas Transportation And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000142692 [Member] | Natural Gas Gatherers And Processors [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000142692 [Member] | Large Cap MLP [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000142692 [Member] | Large Cap Diversified C Corps [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000142692 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142691 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000142691 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000142691 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000142691 [Member] | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000142691 [Member] | Keyera Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000142691 [Member] | Plains GP Holdings LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000142691 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
C000142691 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[3]
C000142691 [Member] | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[3]
C000142691 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[3]
C000142691 [Member] | Water Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142691 [Member] | Oil Field Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142691 [Member] | Upstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142691 [Member] | Crude Oil And Refined Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142691 [Member] | Refiners [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142691 [Member] | Canadian Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142691 [Member] | Natural Gas Transportation And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000142691 [Member] | Natural Gas Gatherers And Processors [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000142691 [Member] | Large Cap MLP [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000142691 [Member] | Large Cap Diversified C Corps [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000142691 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142690 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000142690 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000142690 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000142690 [Member] | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[4]
C000142690 [Member] | Keyera Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[4]
C000142690 [Member] | Plains GP Holdings LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[4]
C000142690 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4]
C000142690 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[4]
C000142690 [Member] | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[4]
C000142690 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[4]
C000142690 [Member] | Water Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142690 [Member] | Oil Field Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142690 [Member] | Upstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142690 [Member] | Crude Oil And Refined Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142690 [Member] | Refiners [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142690 [Member] | Canadian Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142690 [Member] | Natural Gas Transportation And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000142690 [Member] | Natural Gas Gatherers And Processors [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000142690 [Member] | Large Cap MLP [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000142690 [Member] | Large Cap Diversified C Corps [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000142690 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%

[1]	Excluding short-term investments
[2]	Excluding short-term investments
[3]	Excluding short-term investments
[4]	Excluding short-term investments